UPDATING SUMMARY PROSPECTUS

April 25, 2022

ELITE ACCESS II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

This Updating Summary Prospectus summarizes certain key features of your Elite Access II® Flexible Premium Variable and Fixed Deferred Annuity contract (“Contract”). This Updating Summary Prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.jackson.com/product-literature-1.html. To request a free paper or e-mail copy of this information, please call 1-800-644-4465 or send an email request to customercare@jackson.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
DEFINITIONS	1
UPDATED INFORMATION ABOUT YOUR CONTRACT	2
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	3
APPENDIX A (FUNDS AVAILABLE UNDER THE CONTRACT)	A-1
BACK COVER PAGE	B-1

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DEFINITIONS

Completed Year - the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years.

Contract - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2023 then the end of Contract Year 0-1 would be January 14, 2024, and January 15, 2024, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which is available to our creditors.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us - Jackson National Life Insurance Company. (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Owner, you, or your - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Any reference to the Owner includes any joint owner.

Premium(s) - considerations paid into the Contract by or on behalf of the Owner.

Separate Account – Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 26, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.

Benefit-Related Changes

Earnings Protection Benefit (“EarningsMax”)
1.Effective April 25, 2022, the EarningsMax Guaranteed Minimum Death Benefit (“GMDB”) is available to add to the Contract. The EarningsMax GMDB is only available at issue.

Fund-Related Changes
Effective April 25, 2022, the following changes were made to the Funds available under the Contract:

Fund Name Changes
1.JNL/Franklin Templeton Global Multisector Bond Fund to JNL/Western Asset Global Multi-Sector Bond Fund;
2.JNL/Invesco International Growth Fund to JNL/William Blair International Leaders Fund;
3.JNL/Mellon Equity Income Fund to JNL/Newton Equity Income Fund; and
4.JNL/Mellon MSCI KLD 400 Social Index Fund to JNL/Morningstar U.S. Sustainability Index Fund.

New Funds
1.JNL/AB Sustainable Global Thematic Fund;
2.JNL/Goldman Sachs Managed Aggressive Growth Fund;
3.JNL/Goldman Sachs Managed Conservative Fund;
4.JNL/Goldman Sachs Managed Growth Fund;
5.JNL/Goldman Sachs Managed Moderate Fund;
6.JNL/Goldman Sachs Managed Moderate Growth Fund;
7.JNL/Invesco Global Growth Fund;
8.JNL/Neuberger Berman Gold Plus Strategy Fund;
9.JNL/T. Rowe Price Mid-Cap Growth Fund;
10.JNL/WCM China Quality Growth Fund; and
11.JNL/WMC Value Fund.

Merged Funds
1.The JNL/BlackRock Advantage International Fund was merged into the JNL/DFA International Core Equity Fund; and
2.The JNL/Franklin Templeton Growth Allocation Fund was merged into the JNL Growth Allocation Fund.

Ownership Changes
Effective September 13, 2021 Jackson’s parent company, Jackson Financial Inc. (“JFI”), completed its spin-off from Prudential plc and became an independent public company. Prudential plc and Athene Co-Invest Re Ltd. each hold a minority ownership interest in JFI. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc. Descriptions of Jackson’s ownership structure were revised in prospectuses and statements of additional information as applicable.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from your Contract within 5 Complete Years following your last Premium payment, you will be assessed a withdrawal charge. The maximum withdrawal charge is 6.5% of the Remaining Premium withdrawn during the first Completed Year. For example, if you make an early withdrawal within the first Completed Year, you could pay a withdrawal charge of up to $6,500 on a $100,000 investment. The withdrawal charge then declines by 1% or 0.5% per year for each additional Completed Year, until the end of the fifth Completed Year, after which no charge is made. There is an optional Liquidity Option available that provides for no withdrawal charges.			Contract Charges- Transaction Expenses: Withdrawal Charge
Transaction Charges	In addition to withdrawal charges, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.			Contract Charges- Transaction Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
Contract Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract	1.02%[1]	1.02%[1]	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)	0.52%[2]	2.01%[2]	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	0.35%[3]	Contract Charges- Add-On Benefit Expenses

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges that substantially increase costs.

1.    As a percentage of average daily account value of Investment Divisions.

2.    As a percentage of average Fund net assets.

3.    The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of average daily account value of Investment Divisions.

	LOWEST ANNUAL COST: $1,443	HIGHEST ANNUAL COST: $3,226

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals
Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of add-on benefits, Fund fees, and expenses •No sales charges •No additional purchase payments, transfers or withdrawals
	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
	Withdrawal charges apply for up to 5 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.		Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options investment options before making an investment decision.
Principal Risks
Insurance Company Risks	Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.		Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks

Optional Benefits
•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an add-on benefit at any time.
•Withdrawals may reduce the value of certain benefits by an amount greater than the value withdrawn.
Benefits Available Under the Contract
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your registered representative or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing contract.	Non-Qualified Contracts - 1035 Exchanges

APPENDIX A

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at connect.rightprospectus.com/Jackson. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/American Funds Balanced Fund[1]
Allocation	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	14.71%	11.50%	8.95%
	JNL/American Funds Bond Fund of America Fund[1,4]
Domestic/Global Fixed-Income	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.81%[2]	-0.14%	4.49%	3.52%
	JNL/American Funds Capital Income Builder Fund[1]
Allocation	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.95%[2]	14.53%	N/A	N/A
	JNL/American Funds Capital World Bond Fund[1]
Domestic/Global Fixed-Income	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.07%[2]	-5.33%	3.17%	1.75%
	JNL/American Funds Global Growth Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.07%[2]	16.08%	19.38%	N/A
	JNL/American Funds Global Small Capitalization Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.24%[2]	6.38%	15.10%	12.17%
	JNL/American Funds Growth Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.91%[2]	21.61%	25.02%	N/A
	JNL/American Funds Growth-Income Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.92%[2]	23.65%	15.95%	14.95%
	JNL/American Funds International Fund[1]
International	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.17%[2]	-1.82%	9.22%	7.71%
	JNL/American Funds New World Fund[1]
International	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	1.25%[2]	4.46%	12.78%	8.23%
	JNL/American Funds® Washington Mutual Investors Fund[1]
Domestic/Global Equity	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.93%[2]	27.31%	12.12%	13.35%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL Multi-Manager Alternative Fund
Alternative Strategies	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; Westchester Capital Management, LLC; and Western Asset Management Company, LLC)	2.01%	2.78%	4.30%	N/A
	JNL Multi-Manager Emerging Markets Equity Fund
International	(Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); WCM Investment Management, LLC; and Wellington Management Company LLP)	1.22%	0.08%	6.16%	4.12%
	JNL Multi-Manager International Small Cap Fund
International	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	1.23%	15.62%	N/A	N/A
	JNL Multi-Manager Mid Cap Fund
Domestic/Global Equity	(Champlain Investment Partners, LLC; ClearBridge Investments, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	1.08%	24.25%	14.93%	N/A
	JNL Multi-Manager Small Cap Growth Fund
Domestic/Global Equity	(BAMCO, Inc.; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.96%	2.92%	20.61%	14.66%
	JNL Multi-Manager Small Cap Value Fund
Domestic/Global Equity	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)	1.07%	22.99%	9.05%	10.59%
	JNL iShares Tactical Moderate Fund
Allocation	(Mellon Investments Corporation)	0.81%	7.64%	7.14%	N/A
	JNL iShares Tactical Moderate Growth Fund
Allocation	(Mellon Investments Corporation)	0.84%	11.32%	9.41%	N/A
	JNL iShares Tactical Growth Fund
Allocation	(Mellon Investments Corporation)	0.86%	15.04%	11.25%	N/A
	JNL/American Funds Moderate Growth Allocation Fund
Allocation		0.99%	9.96%	11.06%	N/A
	JNL/American Funds Growth Allocation Fund
Allocation		1.01%	13.64%	13.94%	N/A
	JNL/AB Sustainable Global Thematic Fund
Domestic/Global Equity	(AllianceBernstein L.P.)	1.11%	N/A	N/A	N/A
	JNL/AQR Large Cap Defensive Style Fund
Domestic/Global Equity	(AQR Capital Management, LLC)	0.86%	21.99%	N/A	N/A
	JNL/Baillie Gifford International Growth Fund
International	(Baillie Gifford Overseas Limited)	0.99%	-6.97%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Baillie Gifford U.S. Equity Growth Fund
Domestic/Global Equity	(Baillie Gifford Overseas Limited)	0.95%	N/A	N/A	N/A
	JNL/BlackRock Global Allocation Fund
Allocation	(BlackRock Investment Management, LLC)	1.04%	7.30%	9.58%	7.53%
	JNL/BlackRock Global Natural Resources Fund
Alternative Assets	(BlackRock International Limited)	0.99%	30.59%	4.66%	1.38%
	JNL/BlackRock Large Cap Select Growth Fund
Domestic/Global Equity	(BlackRock Investment Management, LLC)	0.86%	20.45%	24.60%	18.29%
	JNL/Causeway International Value Select Fund
International	(Causeway Capital Management LLC)	0.97%	8.50%	7.69%	5.93%
	JNL/ClearBridge Large Cap Growth Fund
Domestic/Global Equity	(ClearBridge Investments, LLC)	0.94%	21.17%	N/A	N/A
	JNL/DFA International Core Equity Fund
International	(Dimensional Fund Advisors LP)	0.91%	11.33%	N/A	N/A
	JNL/DFA U.S. Core Equity Fund
Domestic/Global Equity	(Dimensional Fund Advisors LP)	0.80%	26.88%	16.13%	14.81%
	JNL/DFA U.S. Small Cap Fund
Domestic/Global Equity	(Dimensional Fund Advisors LP)	0.99%	27.46%	10.73%	N/A
	JNL/DoubleLine® Core Fixed Income Fund
Domestic/Global Fixed-Income	(DoubleLine Capital LP)	0.77%	-0.43%	3.43%	2.99%
	JNL/DoubleLine® Emerging Markets Fixed Income Fund
International Fixed-Income	(DoubleLine Capital LP)	1.07%	0.74%	3.81%	N/A
	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Domestic/Global Equity	(DoubleLine Capital LP)	1.00%	24.01%	17.24%	N/A
	JNL/DoubleLine® Total Return Fund
Domestic/Global Fixed-Income	(DoubleLine Capital LP)	0.82%	-0.43%	2.72%	N/A
	JNL/Fidelity Institutional Asset Management® Total Bond Fund
Domestic/Global Fixed-Income	(FIAM LLC)	0.78%	-0.69%	3.58%	3.22%
	JNL/First Sentier Global Infrastructure Fund
Alternative Assets	(First Sentier Investors (Australia) IM Ltd)	1.15%	12.95%	7.27%	7.43%
	JNL/Franklin Templeton Income Fund
Domestic/Global Equity	(Franklin Advisers, Inc.)	0.93%	14.75%	7.17%	7.03%
	JNL/Goldman Sachs 4 Fund
Domestic/Global Equity	(Goldman Sachs Asset Management, L.P. and Mellon Investments Corporation)	0.70%	35.48%	13.87%	14.37%
	JNL/GQG Emerging Markets Equity Fund
International	(GQG Partners, LLC)	1.36%	-2.30%	N/A	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Harris Oakmark Global Equity Fund
Domestic/Global Equity	(Harris Associates L.P.)	1.14%	17.85%	10.13%	N/A
	JNL/Heitman U.S. Focused Real Estate Fund
Alternative Assets	(Heitman Real Estate Securities LLC)	1.11%	44.13%	N/A	N/A
	JNL/Invesco Diversified Dividend Fund
Domestic/Global Equity	(Invesco Advisers, Inc.)	0.98%	18.65%	N/A	N/A
	JNL/Invesco Global Growth Fund
Domestic/Global Equity	(Invesco Advisers, Inc.)	0.96%	15.37%	18.06%	13.97%
	JNL/Invesco Small Cap Growth Fund
Domestic/Global Equity	(Invesco Advisers, Inc.)	1.05%	7.27%	18.86%	16.52%
	JNL/JPMorgan Global Allocation Fund
Allocation	(J.P. Morgan Investment Management Inc.)	1.06%[2]	8.89%	8.66%	N/A
	JNL/JPMorgan Hedged Equity Fund
Alternative Strategies	(J.P. Morgan Investment Management Inc.)	0.97%	12.94%	N/A	N/A
	JNL/JPMorgan MidCap Growth Fund
Domestic/Global Equity	(J.P. Morgan Investment Management Inc.)	0.88%	11.03%	23.09%	18.31%
	JNL/JPMorgan U.S. Government & Quality Bond Fund
Domestic/Global Fixed-Income	(J.P. Morgan Investment Management Inc.)	0.68%	-2.14%	2.79%	2.11%
	JNL/JPMorgan U.S. Value Fund
Domestic/Global Equity	(J.P. Morgan Investment Management Inc.)	0.89%	27.36%	8.19%	9.84%
	JNL/Lazard International Strategic Equity Fund
International	(Lazard Asset Management LLC)	1.15%	6.42%	11.06%	N/A
	JNL/Loomis Sayles Global Growth Fund
Domestic/Global Equity	(Loomis, Sayles & Company, L.P.)	1.01%	5.61%	N/A	N/A
	JNL/Lord Abbett Short Duration Income Fund
Domestic/Global Fixed-Income	(Lord, Abbett & Co. LLC)	0.81%	0.33%	N/A	N/A
	JNL/Mellon DowSM Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.65%	20.16%	14.83%	13.87%
	JNL/Mellon Emerging Markets Index Fund[3]
International	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.73%[2]	-3.50%	8.98%	4.52%
	JNL/Mellon World Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.66%	21.17%	14.53%	11.56%
	JNL/Mellon Nasdaq® 100 Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.64%	26.70%	27.80%	22.26%
	JNL/Mellon S&P 500 Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.52%	28.09%	17.87%	15.94%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Mellon S&P 400 MidCap Index Fund[3]
Domestic/Global Equity	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.57%[2]	24.13%	12.49%	13.62%
	JNL/Mellon Small Cap Index Fund[3]
Domestic/Global Equity	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.57%[2]	26.12%	11.91%	13.48%
	JNL/Mellon International Index Fund[3]
International	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.62%[2]	10.47%	9.19%	7.61%
	JNL/Mellon Bond Index Fund[3]
Domestic/Global Fixed-Income	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.58%[2]	-2.17%	2.97%	2.29%
	JNL/Mellon U.S. Stock Market Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.61%	25.35%	N/A	N/A
	JNL/Mellon Communication Services Sector Fund
Sector	(Mellon Investments Corporation)	0.65%	15.64%	12.30%	13.29%
	JNL/Mellon Consumer Discretionary Sector Fund
Sector	(Mellon Investments Corporation)	0.64%	22.54%	22.48%	19.59%
	JNL/Mellon Consumer Staples Sector Fund
Sector	(Mellon Investments Corporation)	0.66%	16.28%	N/A	N/A
	JNL/Mellon Energy Sector Fund
Sector	(Mellon Investments Corporation)	0.64%	54.69%	-2.97%	-0.16%
	JNL/Mellon Financial Sector Fund
Sector	(Mellon Investments Corporation)	0.64%	29.34%	11.13%	14.74%
	JNL/Mellon Healthcare Sector Fund
Sector	(Mellon Investments Corporation)	0.63%	20.20%	17.15%	16.81%
	JNL/Mellon Industrials Sector Fund
Sector	(Mellon Investments Corporation)	0.66%	20.92%	N/A	N/A
	JNL/Mellon Information Technology Sector Fund
Sector	(Mellon Investments Corporation)	0.62%	33.21%	31.08%	22.72%
	JNL/Mellon Materials Sector Fund
Sector	(Mellon Investments Corporation)	0.67%	28.39%	N/A	N/A
	JNL/Mellon Real Estate Sector Fund
Sector	(Mellon Investments Corporation)	0.66%	38.76%	N/A	N/A
	JNL/Mellon Utilities Sector Fund
Sector	(Mellon Investments Corporation)	0.66%	16.77%	10.70%	N/A
	JNL/MFS Mid Cap Value Fund
Domestic/Global Equity	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.95%	30.53%	12.12%	12.50%
	JNL/Morningstar PitchBook Listed Private Equity Index Fund
Alternative Assets	(Mellon Investments Corporation)	0.78%	N/A	N/A	N/A
	JNL/Morningstar U.S. Sustainability Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.71%	30.63%	N/A	N/A
	JNL/Morningstar Wide Moat Index Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.76%	23.89%	N/A	N/A
	JNL/Neuberger Berman Commodity Strategy Fund
Alternative Assets	(Neuberger Berman Investment Advisers LLC)	0.91%	29.76%	5.95%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Neuberger Berman Gold Plus Strategy Fund
Alternative Assets	(Neuberger Berman Investment Advisers LLC)	1.21%	N/A	N/A	N/A
	JNL/Neuberger Berman Strategic Income Fund
Domestic/Global Fixed-Income	(Neuberger Berman Investment Advisers LLC)	0.93%	2.65%	4.56%	N/A
	JNL/Newton Equity Income Fund
Domestic/Global Equity	(Newton Investment Management North America, LLC)	0.91%	32.77%	12.83%	N/A
	JNL/PIMCO Income Fund
Domestic/Global Fixed-Income	(Pacific Investment Management Company LLC)	0.93%	1.99%	N/A	N/A
	JNL/PIMCO Investment Grade Credit Bond Fund
Domestic/Global Fixed-Income	(Pacific Investment Management Company LLC)	0.73%	-1.62%	5.35%	N/A
	JNL/PIMCO Real Return Fund
Domestic/Global Fixed-Income	(Pacific Investment Management Company LLC)	0.81%	5.40%	5.12%	2.90%
	JNL/PPM America Floating Rate Income Fund
Domestic/Global Fixed-Income	(PPM America, Inc.)	0.95%	3.73%	2.81%	3.41%
	JNL/PPM America High Yield Bond Fund
Domestic/Global Fixed-Income	(PPM America, Inc.)	0.74%	5.75%	5.33%	5.98%
	JNL/PPM America Total Return Fund
Domestic/Global Fixed-Income	(PPM America, Inc.)	0.78%	-1.15%	4.24%	4.20%
	JNL/RAFI® Fundamental U.S. Small Cap Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.67%	30.24%	3.90%	9.56%
	JNL/RAFI® Multi-Factor U.S. Equity Fund
Domestic/Global Equity	(Mellon Investments Corporation)	0.67%	26.39%	11.89%	12.69%
	JNL/T. Rowe Price Balanced Fund
Allocation	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	1.00%	12.73%	10.80%	N/A
	JNL/T. Rowe Price Capital Appreciation Fund
Domestic/Global Equity	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.96%	17.89%	14.64%	N/A
	JNL/T. Rowe Price Established Growth Fund
Domestic/Global Equity	(T. Rowe Price Associates, Inc.)	0.83%	14.43%	22.06%	18.48%
	JNL/T. Rowe Price Mid-Cap Growth Fund
Domestic/Global Equity	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.96%	12.91%	17.37%	15.97%
	JNL/T. Rowe Price Short-Term Bond Fund
Domestic/Global Fixed-Income	(T. Rowe Price Associates, Inc.)	0.71%	-0.38%	1.96%	1.45%
	JNL/T. Rowe Price U.S. High Yield Fund
Domestic/Global Fixed-Income	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.94%	4.82%	4.15%	N/A
	JNL/T. Rowe Price Value Fund
Domestic/Global Equity	(T. Rowe Price Associates, Inc.)	0.86%	29.55%	14.10%	14.58%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL/Vanguard Moderate ETF Allocation Fund
Allocation	(Mellon Investments Corporation)	0.70%	6.38%	N/A	N/A
	JNL/Vanguard Moderate Growth ETF Allocation Fund
Allocation	(Mellon Investments Corporation)	0.70%	10.36%	N/A	N/A
	JNL/Vanguard Growth ETF Allocation Fund
Allocation	(Mellon Investments Corporation)	0.69%	14.31%	N/A	N/A
	JNL/WCM China Quality Growth Fund
International	(WCM Investment Management, LLC)	1.31%	N/A	N/A	N/A
	JNL/WCM Focused International Equity Fund
International	(WCM Investment Management, LLC)	1.11%	17.08%	20.50%	N/A
	JNL/Westchester Capital Event Driven Fund
Alternative Strategies	(Westchester Capital Management, LLC)	1.66%	2.96%	6.27%	N/A
	JNL/Western Asset Global Multi-Sector Bond Fund
Domestic/Global Fixed-Income	(Western Asset Management Company, LLC; Sub-Sub-Advisers: Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.)	1.00%	-4.33%	-1.22%	1.28%
	JNL/William Blair International Leaders Fund
International	(William Blair Investment Management, LLC)	0.97%	6.20%	10.13%	8.03%
	JNL/WMC Balanced Fund
Domestic/Global Equity	(Wellington Management Company LLP)	0.71%	18.68%	11.15%	10.40%
	JNL/WMC Equity Income Fund
Domestic/Global Equity	(Wellington Management Company LLP)	0.89%	25.65%	N/A	N/A
	JNL/WMC Global Real Estate Fund
Alternative Assets	(Wellington Management Company LLP)	1.04%	26.67%	7.07%	8.03%
	JNL/WMC Government Money Market Fund
Domestic/Global Fixed-Income	(Wellington Management Company LLP)	0.37%[2]	0%	0.60%	0.30%
	JNL/WMC Value Fund
Domestic/Global Equity	(Wellington Management Company LLP)	0.78%	26.98%	11.18%	12.22%
	JNL/Goldman Sachs Managed Conservative Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.02%	3.72%	5.52%	4.72%
	JNL/Goldman Sachs Managed Moderate Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.04%	6.76%	8.14%	6.99%
	JNL/Goldman Sachs Managed Moderate Growth Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.06%	10.84%	10.98%	9.28%
	JNL/Goldman Sachs Managed Growth Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.08%	14.47%	13.99%	11.76%
	JNL/Goldman Sachs Managed Aggressive Growth Fund
Allocation	(Goldman Sachs Asset Management, L.P.)	1.11%	16.32%	15.29%	12.83%
	JNL Conservative Allocation Fund
Allocation		1.11%	3.75%	5.57%	N/A
	JNL Moderate Allocation Fund
Allocation		1.12%	7.40%	7.73%	N/A
	JNL Moderate Growth Allocation Fund
Allocation		1.14%	10.26%	9.70%	8.87%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) * The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
	JNL Growth Allocation Fund
Allocation		1.17%	13.13%	11.73%	10.45%
	JNL Aggressive Growth Allocation Fund
Allocation		1.19%	15.42%	12.97%	11.20%

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.
3	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
4	The performance displayed is that of the Master Fund. Performance for the Fund has not been included because the Fund has less than one full calendar year of operations.

BACK COVER PAGE

This Summary Prospectus incorporates by reference the the Contract’s prospectus and Statement of Additional Information (“SAI”), both dated April 25, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Separate Account EDGAR contract identifier #C000218277
B-1